Long-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Long-term Investments [Abstract]
Equity Securities Measured At Fair Value Through Net Income
The following table summarizes the Group’s equity securities with readily determinable fair values as of December 31, 2018:

	Cost, after adjusted with other-than- temporary impairment	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Equity securities with readily determinable fair values	259,450	112,613	(40,588)	331,475

The following table summarizes the Group’s equity available-for-sale equity investments as of December 31, 2017:

	Cost, after adjusted with other-than- temporary impairment	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Investment security included in long-term investments	74,693	14,240	-	88,933